Revenues Disaggregation of Revenue by Geographical Markets (Details) - USD ($) $ in Millions	3 Months Ended														12 Months Ended
	Oct. 03, 2020	[1]	Jun. 27, 2020	[1]	Mar. 28, 2020	[1]	Dec. 28, 2019	[1]	Sep. 28, 2019	[1]	Jun. 29, 2019	[1]	Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 14,707		$ 11,779		$ 18,025		$ 20,877		$ 19,118		$ 20,262		$ 14,924	$ 15,303	$ 65,388	$ 69,607	$ 59,434
Americas
Disaggregation of Revenue [Line Items]
Revenues															51,992	53,805	46,877
Europe
Disaggregation of Revenue [Line Items]
Revenues															7,333	8,006	7,026
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues															6,063	7,796	5,531
Disney Parks, Experiences and Products
Disaggregation of Revenue [Line Items]
Revenues															17,038	26,786	25,257
Disney Parks, Experiences and Products | Americas
Disaggregation of Revenue [Line Items]
Revenues															12,829	20,203
Disney Parks, Experiences and Products | Europe
Disaggregation of Revenue [Line Items]
Revenues															2,093	3,244
Disney Parks, Experiences and Products | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues															2,116	3,339
Disney Media and Entertainment Distribution
Disaggregation of Revenue [Line Items]
Revenues															48,350	42,821	$ 34,177
Disney Media and Entertainment Distribution | Americas
Disaggregation of Revenue [Line Items]
Revenues															39,163	33,602
Disney Media and Entertainment Distribution | Europe
Disaggregation of Revenue [Line Items]
Revenues															5,240	4,762
Disney Media and Entertainment Distribution | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues															$ 3,947	$ 4,457

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.